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Gina M. Butch
Paralegal
(860) 723-2274
Fax: (860) 723-2215

May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Insurance Company of America and its Variable Annuity Account I Prospectus Title: Retirement Master File Nos. 333-87131 and 811-8582 Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 ("Amendment No. 7") for Variable Annuity Account I of ING Insurance Company of America (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 7 which was declared effective on May 1, 2004. The text of Amendment No. 7 was filed electronically on April 14, 2004.

If you have any questions, please call the undersigned at 860-723-2274.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation